Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial Risk Management [Line Items]
Recurring fair value measurements (in Dollars)
Fair value valuation techniques (in Dollars)
Binomial Option Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate
Binomial Option Pricing Model [Member] | Top of Range [Member]
Financial Risk Management [Line Items]
Percentage of expected volatility	51.57%	61.38%
Binomial Option Pricing Model [Member] | Bottom of Range [Member]
Financial Risk Management [Line Items]
Percentage of expected volatility		55.00%
Black-Scholes Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate
Percentage of expected volatility		55.00%
Black-Scholes Pricing Model [Member] | Top of Range [Member]
Financial Risk Management [Line Items]
Percentage of expected volatility	52.92%
Black-Scholes Pricing Model [Member] | Bottom of Range [Member]
Financial Risk Management [Line Items]
Percentage of expected volatility	88.84%
Capital Management [Member]
Financial Risk Management [Line Items]
Gearing ratio in percentage	85.00%	87.00%